UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2012

Item 1. Schedule of Investments.

CALVERT LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 99.3%	SHARES	VALUE
Beverages - 1.9%
PepsiCo, Inc.	21,700	$1,484,931

Capital Markets - 4.1%
Goldman Sachs Group, Inc.	12,613	1,608,914
Morgan Stanley	85,000	1,625,200
		3,234,114

Chemicals - 4.6%
Dow Chemical Co.	55,300	1,787,296
E. I. du Pont de Nemours & Co.	40,600	1,825,782
		3,613,078

Commercial Banks - 6.1%
PNC Financial Services Group, Inc.	34,200	1,994,202
US Bancorp	35,400	1,130,676
Wells Fargo & Co.	48,823	1,668,770
		4,793,648

Commercial Services & Supplies - 3.0%
The ADT Corp.	16,862	783,914
Tyco International Ltd.	55,425	1,621,181
		2,405,095

Diversified Financial Services - 5.2%
Bank of America Corp.	142,392	1,651,747
Citigroup, Inc.	20,300	803,068
JPMorgan Chase & Co.	37,764	1,660,483
		4,115,298

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	46,390	1,563,807
Verizon Communications, Inc.	17,900	774,533
		2,338,340

Electric Utilities - 4.0%
Duke Energy Corp.	24,149	1,540,706
The Southern Co.	37,200	1,592,532
		3,133,238

Electrical Equipment - 0.5%
Emerson Electric Co.	7,528	398,683

Electronic Equipment & Instruments - 1.6%
TE Connectivity Ltd.	33,425	1,240,736

Food & Staples Retailing - 1.9%
CVS Caremark Corp.	31,500	1,523,025

Food Products - 1.4%
Unilever NV, NY Shares	29,900	1,145,170

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	5,600	366,800
Covidien plc	6,825	394,075
		760,875

Health Care Providers & Services - 2.0%
WellPoint, Inc.	26,600	1,620,472

Household Durables - 0.6%
Sony Corp. (ADR)	44,500	498,400

Household Products - 1.8%
Procter & Gamble Co.	20,600	1,398,534

Industrial Conglomerates - 1.8%
General Electric Co.	67,500	1,416,825

Insurance - 8.2%
American International Group, Inc.*	43,100	1,521,430
Berkshire Hathaway, Inc., Class B*	16,300	1,462,110
Hartford Financial Services Group, Inc.	71,600	1,606,704
MetLife, Inc.	56,000	1,844,640
		6,434,884

Internet Software & Services - 4.4%
eBay, Inc.*	28,300	1,443,866
Google, Inc.*	2,850	2,021,705
		3,465,571

IT Services - 1.2%
International Business Machines Corp.	5,000	957,750

Media - 7.1%
CBS Corp., Class B	33,074	1,258,466
Comcast Corp.	19,700	736,386
DIRECTV*	39,200	1,966,272
Time Warner, Inc.	34,507	1,650,470
		5,611,594

Metals & Mining - 1.3%
Newmont Mining Corp.	22,200	1,030,968

Multiline Retail - 2.5%
Target Corp.	33,700	1,994,029

Oil, Gas & Consumable Fuels - 15.9%
ConocoPhillips	24,654	1,429,685
Devon Energy Corp.	26,800	1,394,672
Exxon Mobil Corp.	22,700	1,964,685
Marathon Oil Corp.	47,500	1,456,350
Marathon Petroleum Corp.	19,200	1,209,600
Occidental Petroleum Corp.	25,400	1,945,894
Phillips 66 Co.	22,927	1,217,424
Royal Dutch Shell plc (ADR)	27,300	1,882,335
		12,500,645

Pharmaceuticals - 8.6%
GlaxoSmithKline plc (ADR)	45,907	1,995,577
Johnson & Johnson	17,065	1,196,257
Merck & Co., Inc.	38,800	1,588,472
Pfizer, Inc.	79,500	1,993,860
		6,774,166

Road & Rail - 0.9%
Norfolk Southern Corp.	11,300	698,792

Software - 2.2%
Microsoft Corp.	63,901	1,708,074

Specialty Retail - 2.5%
Lowe's Co.'s, Inc.	55,200	1,960,704

Total Equity Securities (Cost $70,100,294)		78,257,639

TIME DEPOSIT - 2.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$2,225,975	2,225,975

Total Time Deposit (Cost $2,225,975)		2,225,975

TOTAL INVESTMENTS (Cost $72,326,269) - 102.1%		80,483,614
Other assets and liabilities, net - (2.1%)		(1,622,811)
NET ASSETS - 100%		$78,860,803

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 96.7%	SHARES	VALUE
Beverages - 2.0%
PepsiCo, Inc.	2,200	$150,546

Capital Markets - 3.6%
Goldman Sachs Group, Inc.	1,000	127,560
Morgan Stanley	4,100	78,392
Morgan Stanley Capital Trust VIII, Preferred	2,600	64,714
		270,666

Chemicals - 4.3%
Dow Chemical Co.	4,900	158,368
E. I. du Pont de Nemours & Co.	3,800	170,886
		329,254

Commercial Banks - 8.6%
KeyCorp, Preferred	300	37,575
PNC Financial Services Group, Inc.	3,300	192,423
US Bancorp:
Common	3,500	111,790
Preferred	1,300	37,232
Wells Fargo & Co.:
Common	4,400	150,392
Preferred	100	122,500
		651,912

Commercial Services & Supplies - 2.8%
The ADT Corp.	1,350	62,762
Tyco International Ltd.	5,200	152,100
		214,862

Communications Equipment - 1.0%
Cisco Systems, Inc.	3,900	76,635

Consumer Finance - 1.0%
Discover Financial Services, Preferred	3,000	75,750

Diversified Financial Services - 7.3%
Bank of America Corp.:
Common	7,400	85,840
Preferred	100	113,500
Citigroup, Inc.:
Common	1,900	75,164
Preferred	875	49,000
CME Group, Inc.	1,500	76,065
JPMorgan Chase & Co.	3,500	153,895
		553,464

Diversified Telecommunication Services - 3.9%
AT&T, Inc.	5,300	178,663
Verizon Communications, Inc.	2,800	121,156
		299,819

Electric Utilities - 4.7%
Duke Energy Corp.	2,966	189,230
Edison International	900	40,671
The Southern Co.	3,000	128,430
		358,331

Electrical Equipment - 0.5%
Emerson Electric Co.	700	37,072

Electronic Equipment & Instruments - 1.4%
TE Connectivity Ltd.	2,800	103,936

Food & Staples Retailing - 2.0%
CVS Caremark Corp.	3,200	154,720

Food Products - 1.4%
Unilever NV, NY Shares	2,700	103,410

Health Care Equipment & Supplies - 0.8%
Covidien plc	1,000	57,740

Health Care Providers & Services - 2.0%
WellPoint, Inc.	2,500	152,300

Household Products - 1.7%
Procter & Gamble Co.	1,900	128,991

Industrial Conglomerates - 2.5%
General Electric Co.	9,100	191,009

Insurance - 4.5%
Hartford Financial Services Group, Inc.	6,700	150,348
MetLife, Inc.	5,700	187,758
		338,106

IT Services - 2.3%
International Business Machines Corp.	900	172,395

Media - 5.6%
CBS Corp., Class B	4,100	156,005
Comcast Corp.	3,100	115,878
Time Warner, Inc.	3,200	153,056
		424,939

Metals & Mining - 1.0%
Newmont Mining Corp.	1,650	76,626

Multiline Retail - 2.5%
Target Corp.	3,200	189,344

Oil, Gas & Consumable Fuels - 15.9%
ConocoPhillips	2,600	150,774
Devon Energy Corp.	2,900	150,916
Exxon Mobil Corp.	2,200	190,410
Marathon Oil Corp.	4,500	137,970
Marathon Petroleum Corp.	1,700	107,100
Occidental Petroleum Corp.	2,200	168,542
Phillips 66 Co.	2,100	111,510
Royal Dutch Shell plc (ADR)	2,700	186,165
		1,203,387

Pharmaceuticals - 8.4%
GlaxoSmithKline plc (ADR)	4,300	186,921
Johnson & Johnson	1,600	112,160
Merck & Co., Inc.	3,700	151,478
Pfizer, Inc.	7,500	188,100
		638,659

Road & Rail - 1.5%
Norfolk Southern Corp.	1,850	114,404

Software - 2.0%
Microsoft Corp.	5,600	149,688

Specialty Retail - 1.5%
Lowe's Co.'s, Inc.	3,200	113,664

Total Equity Securities (Cost $6,863,471)		7,331,629

TIME DEPOSIT - 4.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$353,592	353,592

Total Time Deposit (Cost $353,592)		353,592

TOTAL INVESTMENTS (Cost $7,217,063) - 101.4%		7,685,221
Other assets and liabilities, net - (1.4%)		(108,809)
NET ASSETS - 100%		$7,576,412

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Notes to Financial Statements

Note A — Significant Accounting Policies

General:   The Calvert SAGE Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with two separate portfolios: Large Cap Value and Equity Income. The operations of each series are accounted for separately.  Each Fund offers three separate classes of shares - Classes A, C, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$78,257,639	-	-	$78,257,639
Other debt obligations	-	$2,225,975	-	2,225,975
TOTAL	$78,257,639	$2,225,975	-	$80,483,614

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Equity Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$7,331,629	-	-	$7,331,629
Other debt obligations	-	$353,592	-	353,592
TOTAL	$7,331,629	$353,592	-	$7,685,221

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly by Equity Income and annually by Large Cap Value.  Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: During the period ended December 31, 2012, the Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. However, this arrangement was suspended effective January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B — Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2012 and the capital loss carryforward as of September 30, 2012, with expiration dates:

	Large Cap Value	Equity Income
Federal income tax cost of investments	$72,574,049	$7,220,132
Unrealized appreciation	$10,990,925	$580,266
Unrealized depreciation	(3,081,360)	(115,177)
Net unrealized appreciation/ (depreciation)	$7,909,565	$465,089

Capital Loss Carryforward
Expiration Date	Large Cap Value	Equity Income
30-Sep-18	($10,275,871)	-

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2013